Financial instruments - Fair value measurement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	R$ 30,149,264	R$ 28,650,014
Financial liabilities, at fair value	2,481,610	726,675
Financial assets	40,973,887	35,166,488
Foreign exchange loss	(19,811)	(13,580)
Financial Liabilities At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	25,237,815	23,378,488
Financial liabilities	26,303,356	23,170,205
Financial Assets At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	962,465	250,877
Financial assets	1,063,119	250,747
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	291,770	316,171
Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	517,895	530,030
Other accounts payable	151,606	178,721
Accounts Payable To Clients [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,807,394	19,199,127
Accounts Payable To Clients [Member] | Financial Liabilities At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	16,857,591	18,685,622
Financial liabilities	17,807,394	19,199,127
Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,495,962	3,971,078
Loans And Financing [Member] | Financial Liabilities At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	8,380,224	4,692,866
Financial liabilities	8,495,962	3,971,078
Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,399,979	1,548,134
Level 2 of fair value hierarchy | Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	291,770	316,171
Level 2 of fair value hierarchy | Obligations To FIDC Quota Holders [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,988,645	0
Level 2 and 3 of fair value hierarchy | Other Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	201,195	410,504
Short And Long-Term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	550,503	3,527,198
Short And Long-Term Investments [Member] | Level 1 and 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	550,503	3,527,198
Financial assets from banking solution [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,805,882	6,397,898
Financial assets from banking solution [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	1,147,402
Accounts Receivable From Card Issuers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,348,065	23,977,109
Accounts Receivable From Card Issuers [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	29,338,573	23,971,232
Trade Accounts Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	416,103	488,480
Derivative Financial Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	260,188	4,182
Derivative Financial Instruments [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	260,188	4,182
Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,063,119	250,747
Loans Operations [Member] | Financial Assets At Not Measured Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	962,465	250,877
Financial assets	R$ 1,063,119	R$ 250,747